Digital Assets (Tables)	6 Months Ended
Jun. 30, 2025
Digital Assets [Line Items]
Schedule of Digital Asset Holdings	Digital asset holdings were comprised of the following:
	June 30,	December 31,
	2025	2024
BTC	$1,285,600	$-
USDT	83,100	-
	$1,368,700	$-

BTC [Member]
Digital Assets [Line Items]
Schedule of Additional Information About Digital Assets

The following table presents additional information about BTC for the six months ended June 30, 2025:

For the Six Months Ended June 30,
2025
Opening balance	$-
Purchases of BTC	630,300
Purchases of BTC from exchange of USDT	636,300
Changes in fair value of BTC	19,000
$1,285,600

USDT [Member]
Digital Assets [Line Items]
Schedule of Additional Information About Digital Assets

The following table presents additional information about USDT for the six months ended June 30, 2025:

For the Six Months Ended June 30,
2025
Opening balance	$-
Purchases of USDT	719,400
Exchange of USDT into BTC	(636,300)
$83,100